Capital Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000	25,000,000
Preferred stock, par value (in dollars per share)	$ 1	$ 1	$ 1
Common stock, share authorized (in shares)	725,000,000	725,000,000	725,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, share issued (in shares)	101,108,886	101,571,141
Preferred stock, share issued (in shares)		0
Teekay Parent [Member]
Class of Stock [Line Items]
Common stock, share issued (in shares)		101,571,141
Continuous Offering Program
Class of Stock [Line Items]
Common stock, share issued (in shares)		0
Sale of Stock, Offering Amount	$ 65.0